The Hartford Municipal Opportunities Fund (Prospectus Summary): | The Hartford Municipal Opportunities Fund
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT
DATED MARCH 5, 2012 TO
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012, AS LAST AMENDED FEBRUARY 3, 2012

Effective March 5, 2012, under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet included under the first paragraph is deleted and replaced with the following:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser using a modified strategy

This Supplement should be retained with your Prospectus for future reference.